Sales/transfer of receivables - Summary of Fair Value of Retained Interests in Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Annual prepayment rate:
Impact of 10% adverse change	₨ 226.9	$ 2.7	₨ 0.0
Impact of 20% adverse change	₨ 436.9	$ 5.1	₨ 0.0